DEPOSITS (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deposits [Line Items]
Deposits	$ 448,458,000	$ 498,559,000
Noninterest-bearing Deposit Liabilities	85,300,000
Interest-bearing Deposit Liabilities	363,100,000
Deposits, Savings Deposits	16,597,000	22,139,000
Deposits, Money Market Deposits and Negotiable Order of Withdrawal (NOW)	124,635,000	122,727,000
Time Deposits	221,879,000	261,428,000
Time Deposits, $100,000 or More	$ 112,600,000